Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	The total future minimum lease payments under the non-cancellable short-term operating lease which are not included in operating lease right-of-use assets and lease liabilities, with respect to the office and the warehouse as of March 31, 2024 are payable as follows:
Lease Commitment
Within 1 year	$—
The total future minimum lease payments under the non-cancellable short-term operating lease which are not included in operating lease right-of-use assets and lease liabilities, with respect to the office and the warehouse as of September 30, 2023 are payable as follows:
Lease Commitment
Within 1 year	$8,073